SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

The following table shows information by reportable segment for 2025 and 2024, including the reconciliation to income before income tax:

	Consulting services	Health services	Corporate and support	Consolidated
Fiscal year ended December 31, 2025
Revenue	$1,556,856	$7,778,735	$-	$9,335,591
Cost of revenue and operating expenses	1,062,656	6,997,530	2,030,813	10,090,998
Income (loss) from operations	$494,200	$781,205	$(2,030,813)	$(755,407)

Other expenses, net				290,038
Income before income taxes				$(465,369)

	Consulting services	Health services	Corporate and support	Consolidated
Fiscal year ended December 31, 2024
Revenue	$3,132,533	$8,444,315	$-	$11,576,848
Cost of revenue and operating expenses	1,011,171	7,345,055	1,359,687	9,715,913
Income (loss) from operations	$2,121,362	$1,099,260	$(1,359,687)	$1,860,935

Other expenses, net				82,488
Income before income taxes				$1,943,423

	Consulting services	Health services	Corporate and support	Consolidated
Fiscal year ended December 31, 2023
Revenue	$1,439,315	$9,524,050	$-	$10,963,365
Cost of revenue and operating expenses	186,956	8,834,514	636,694	9,658,164
Income (loss) from operations	$1,252,359	$689,536	$(636,694)	$1,305,201

Other income, net				81,722
Income before income taxes				$1,386,923

The health services have the two operations, osteopathic clinics and osteopathic beauty salons:

	Osteopathic clinics	Osteopathic beauty salons	Health services
Fiscal year ended December 31, 2025
Revenue	$7,490,307	$288,428	$7,778,735
Cost of revenue and operating expenses	6,681,736	315,794	6,997,530
Income (loss) from operations	$808,571	$(27,366)	$781,205

	Osteopathic clinics	Osteopathic beauty salons	Health services
Fiscal year ended December 31, 2024
Revenue	$7,826,794	$617,521	$8,444,315
Cost of revenue and operating expenses	6,485,114	859,941	7,345,055
Income (loss) from operations	$1,341,680	$(242,420)	$1,099,260

	Osteopathic clinics	Osteopathic beauty salons	Health services
Fiscal year ended December 31, 2023
Revenue	$8,314,802	$1,209,248	$9,524,050
Cost of revenue and operating expenses	7,221,931	1,612,583	8,834,514
Income (loss) from operations	$1,092,871	$(403,335)	$689,536